Financial Risk Management - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of gross debt [Line Items]
Borrowings	£ 1,400	£ 1,651
Adjusted operating profit	385	313
Adjusted operating profit translated at year end closing rates	391	288
(Increase) decrease in EBITDA translated at year end closing rates	(8)	38
EBITDA	598	550
EBITDA translated at year end closing rates	606	512
Cash and cash equivalents (excluding overdrafts)	937	1,097
Outstanding drawing	0	0
(Increase) decrease in adjusted operating profit translated at year end closing rates	(6)	25
Fair value assets hedge relationships	29
Fair value liabilities hedge relationships	29
Fair value net investments hedge relationships	£ 21
Disposal groups classified as held for sale [member]
Disclosure of gross debt [Line Items]
Borrowings		69
Cash and cash equivalents (excluding overdrafts)		£ 19
Investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	81.00%	88.00%
AAA money market fund counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	10.00%	3.00%
Non-investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	9.00%	9.00%
US Dollars [member]
Disclosure of gross debt [Line Items]
Percentage of currency exposure to sales	60.00%
Borrowings	£ 434	£ 458
Trade payables	199	195
Sterling [member]
Disclosure of gross debt [Line Items]
Borrowings	674	686
Trade payables	76	76
Other currency [member]
Disclosure of gross debt [Line Items]
Borrowings	24	35
Trade payables	76	69
Due in 2025
Disclosure of gross debt [Line Items]
Undrawn borrowing capacity on revolving credit facility | $			$ 1,190	$ 1,190
Fixed interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings	£ 1,400	£ 1,651